Consolidated Statements Of Income (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements Of Income [Abstract]
Decline in fair value	¥ 11,704	¥ 17,495	¥ 27,962
Other changes in equity from nonowner sources-net	2,078	2,993	1,860
Total credit losses	¥ 13,782	¥ 20,488	¥ 29,822